Trade and other receivables (Details 1) - ARS ($) $ in Millions	12 Months Ended
	Jun. 30, 2018	Jun. 30, 2017
Trade and other receivables [abstract]
Beginning of the year	$ 336	$ 191
Recoveries (i)	(33)	(13)
Used during the period	(274)	(265)
Additions (i)	324	241
Currency translation adjustment	626	182
Deconsolidation	(142)
End of the year	$ 837	$ 336